Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 84,096	$ 63,134	$ 78,663	$ 62,542
Pawn loans	253,678	244,640	254,077	253,519
Consumer loans, net	328,281	289,418	256,825	222,778
Merchandise held for disposition, net	193,115	167,409	171,285	161,884
Pawn loan fees and service charges receivable	50,090	48,991	48,771	48,003
Income Taxes Receivable	10,931		684
Prepaid expenses and other assets	28,840	35,605	36,912	31,301
Deferred tax assets	46,429	48,992	39,826	35,065
Total current assets	995,460	898,189	887,043	815,092
Property and equipment, net	257,787	261,771	258,214	246,429
Goodwill	670,037	608,216	599,337	562,721
Intangible assets, net	46,860	36,473	34,877	34,771
Other assets	21,185	13,609	12,936	15,236
Total assets	1,991,329	1,818,258	1,792,407	1,674,249
Current liabilities:
Accounts payable and accrued expenses	137,473	126,664	109,986	113,113
Customer deposits	15,123	11,420	12,944	9,935
Income taxes currently payable	0	5,922	0	12,880
Current portion of long-term debt	22,606	43,617	44,205	34,273
Total current liabilities	175,202	187,623	167,135	170,201
Deferred tax liabilities	96,286	101,711	102,048	89,712
Noncurrent income tax payable	0	2,703	2,697	2,315
Other liabilities	1,287	888	1,007	1,413
Long-term debt	660,243	534,713	545,258	503,018
Total liabilities	933,018	827,638	818,145	766,659
Stockholders' Equity
Common stock, $0.10 par value per share, 80,000,000 shares authorized, 30,235,164 shares issued	3,024	3,024	3,024	3,024
Additional paid-in capital	152,872	157,613	157,874	167,683
Retained earnings	991,682	879,434	855,972	776,060
Accumulated other comprehensive income (loss)	2,614	3,128	4,366	(6,896)
Treasury shares, at cost (2,164,873 shares and 1,214,646 shares as of September 30, 2013 and 2012, respectively. 1,351,712 shares and 1,011,356 shares at December 31, 2012 and 2011, respectively.)	(91,881)	(51,304)	(46,175)	(37,419)
Total Cash America International, Inc. shareholders' equity	1,058,311	991,895	975,061	902,452
Noncontrolling interest	0	(1,275)	(799)	5,138
Total equity	1,058,311	990,620	974,262	907,590
Total liabilities and equity	$ 1,991,329	$ 1,818,258	$ 1,792,407	$ 1,674,249